Loans receivables, net of credit impairment losses (Tables)	12 Months Ended
Dec. 31, 2018
Loans Receivables Net Of Credit Impairment Losses
Schedule of loans receivables, net of credit impairment losses
	As at December 31,
	2017	2018
	RMB’000	RMB’000

Loans receivable at amortized cost	818,114	823,770
Accrued interest	-	153,181
Gross loans receivable	818,114	976,951
Less: Credit impairment losses	(26,724)	(397,297)
Loans receivable, net of credit impairment losses	791,390	579,654

Schedule of changes in credit impairment losses
	As at December 31,
	2017	2018
	RMB’000	RMB’000

Credit impairment losses as at January 1	21,733	26,724
Changes on initial application of IFRS 9	-	304,238
Charge to statement of profit	4,991	67,574
Write-off	-	(1,239)
Credit impairment losses as at December 31	26,724	397,297